Financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Commitments [Abstract]
Disclosure of maturity analysis of commitments	The table below outlines the maturity analysis as at March 31, 2025 for the Company's short-term leases and variable lease payments, and for the minimum fixed and determinable portion of the Company's significant unconditional purchase obligations:

	< 1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Short-term leases and variable lease payments	3,829	10,256	200	14,285
Significant unconditional purchase obligations	37,210	101,020	—	138,230

Total contractual obligations	41,039	111,276	200	152,515